Employee Benefit Plans (Reconciliation of Benefit Obligations, Plan Assets and Funded Status) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount Recognized in Balance Sheet:
Other assets		$ 490.0	$ 1,022.7
Accrued compensation		(157.6)	(174.9)
Pension Benefits U.S. Plans [Member]
Change in Benefit Obligation:
Beginning balance		(705.2)	(668.3)
Service cost		(13.0)	(14.1)	$ (15.7)
Interest cost		(25.1)	(27.8)	(27.5)
Actuarial (loss) gain		44.4	(124.6)
Plan participant contributions		0.0	0.0
Benefits paid		92.1	129.1
Plan amendments		0.0	2.0
Curtailments		0.0	(1.4)
Settlements		0.0	0.0
Special termination benefits		0.0	(0.1)
Foreign currency changes and other		0.0	0.0
Ending balance		(606.8)	(705.2)	(668.3)
Change in Plan Assets:
Beginning balance		506.5	531.1
Actual return on plan assets		(13.7)	54.5
Company contributions		7.6	50.0
Plan participant contributions		0.0	0.0
Benefits paid		(92.1)	(129.1)
Foreign currency changes and other		0.0	0.0
Ending balance		408.3	506.5	531.1
Funded Status:
Funded status at end of year	[1]	(198.5)	(198.7)
Amount Recognized in Balance Sheet:
Other assets		0.0	0.0
Accrued compensation		(6.6)	(9.0)
Employee benefit plans liability		(191.9)	(189.7)
Net amount recognized	[1]	(198.5)	(198.7)
Pretax Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss		310.2	380.0
Prior service credit		(1.4)	(2.1)
Total pretax amount recognized		308.8	377.9
Supplemental Information:
Accumulated benefit obligation		601.7	701.6
Plans with Projected Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation		606.8	705.2
Fair value plan assets		408.3	506.5
Plans with Accumulated Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation		606.8	705.2
Accumulated benefit obligation		601.7	701.6
Fair value plan assets		408.3	506.5
Pension Benefits Non-U.S. Plans [Member]
Change in Benefit Obligation:
Beginning balance		(777.6)	(734.3)
Service cost		(5.3)	(6.0)	(9.2)
Interest cost		(23.6)	(31.0)	(31.4)
Actuarial (loss) gain		54.3	(123.4)
Plan participant contributions		0.0	0.0
Benefits paid		35.6	45.5
Plan amendments		0.0	0.0
Curtailments		0.2	0.0
Settlements		0.0	0.7
Special termination benefits		0.0	0.0
Foreign currency changes and other		48.7	70.9
Ending balance		(667.7)	(777.6)	(734.3)
Change in Plan Assets:
Beginning balance		607.9	608.7
Actual return on plan assets		16.3	62.8
Company contributions		21.6	27.4
Plan participant contributions		0.0	0.0
Benefits paid		(35.6)	(45.5)
Foreign currency changes and other		(33.9)	(45.5)
Ending balance		576.3	607.9	608.7
Funded Status:
Funded status at end of year	[1]	(91.4)	(169.7)
Amount Recognized in Balance Sheet:
Other assets		8.1	2.7
Accrued compensation		(1.6)	(3.7)
Employee benefit plans liability		(97.9)	(168.7)
Net amount recognized	[1]	(91.4)	(169.7)
Pretax Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss		239.6	302.5
Prior service credit		(1.2)	(1.4)
Total pretax amount recognized		238.4	301.1
Supplemental Information:
Accumulated benefit obligation		185.0	735.0
Plans with Projected Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation		207.3	750.8
Fair value plan assets		107.8	584.1
Plans with Accumulated Benefit Obligation in Excess of Plan Assets:
Projected benefit obligation		186.3	770.1
Accumulated benefit obligation		173.7	744.7
Fair value plan assets		93.7	597.6
Postretirement Benefits [Member]
Change in Benefit Obligation:
Beginning balance		(93.4)	(93.8)
Service cost		(0.7)	(0.7)	(1.4)
Interest cost		(3.7)	(4.1)	(4.3)
Actuarial (loss) gain		5.7	(2.0)
Plan participant contributions		(2.5)	(2.8)
Benefits paid		7.9	9.3
Plan amendments		9.0	0.0
Curtailments		0.0	0.3
Settlements		0.0	0.0
Special termination benefits		0.0	(0.2)
Foreign currency changes and other		1.1	0.6
Ending balance		(76.6)	(93.4)	(93.8)
Change in Plan Assets:
Beginning balance		0.0	0.0
Actual return on plan assets		0.0	0.0
Company contributions		5.4	6.5
Plan participant contributions		2.5	2.8
Benefits paid		(7.9)	(9.3)
Foreign currency changes and other		0.0	0.0
Ending balance		0.0	0.0	$ 0.0
Funded Status:
Funded status at end of year	[1]	(76.6)	(93.4)
Amount Recognized in Balance Sheet:
Other assets		0.0	0.0
Accrued compensation		(6.9)	(8.0)
Employee benefit plans liability		(69.7)	(85.4)
Net amount recognized	[1]	(76.6)	(93.4)
Pretax Amounts Recognized in Accumulated Other Comprehensive Loss:
Net actuarial loss		15.5	23.2
Prior service credit		(29.1)	(24.6)
Total pretax amount recognized		$ (13.6)	$ (1.4)

[1]	Includes $145.7 and $148.0 of the U.S. pension plans at December 31, 2015 and 2014, respectively, and $53.6 and $68.6 of the postretirement benefit plans net liability (related to the U.S.) at December 31, 2015 and 2014, respectively, which are included in discontinued operations.